Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of trade and other payables
	June 30, 2025	June 30, 2024
Accounts payable	$15,148	$1,048
Accrued liabilities	2,528	1,948
Other payable	2,121	1,570
GST/HST payable	1,845	-
Due to related party (note 24)	144	124
	$21,786	$4,690